INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2013
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

(6)         INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, as of March 31, 2012 and 2013.

	March 31, 2012
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(7,495,275)	16,631,431	10
Customer relationships	1,300,000	(334,165)	965,835	12
Total intangible assets	25,426,706	(7,829,440)	17,597,266

	March 31, 2013
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(9,901,334)	14,225,372	10
Customer relationships	1,300,000	(442,498)	857,502	12
Total intangible assets	25,426,706	(10,343,832)	15,082,874

ETS TOEIC license represents the amounts paid to Educational Testing Service (“ETS”) under a master distributor agreement for the exclusive right to market, distribute, administer and sell the Test of English for International Communication (“TOEIC”) in mainland PRC for ten years commencing from March 2009.

Amortization expenses for intangible assets were RMB 2,850,487, RMB 2,758,838 and RMB 2,514,392 for the year ended March 31, 2011, 2012 and 2013, respectively. Estimated amortization expense is RMB 2,514,392 for each of the next five years.